Income Taxes - Deferred tax assets (liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets
Tax basis deferred policy acquisition costs	$ 129	$ 110
VOBA and reserves	415	716
Net operating loss carryover	1	25
Employee benefits	4	7
Foreign tax credit carryover	16	16
Net unrealized loss on investments	703	4
Deferred reinsurance gain	231	187
Total deferred tax assets	1,499	1,065
Deferred Tax Liabilities
Investment related items	(366)	(449)
Other	(13)	(13)
Total deferred tax liabilities	(379)	(462)
Net deferred tax asset	$ 1,120	$ 603